Subsequent Events (Details) - USD ($)							12 Months Ended
	Mar. 31, 2025	Mar. 24, 2025	Mar. 11, 2025	Feb. 13, 2025	Jan. 15, 2025	Jan. 14, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 07, 2023
Subsequent Events [Abstract]
Dividend from related party							$ 2,645,833	$ 1,020,833	$ 0
Payment of Dividend on Series A Preferred Shares							1,400,000	851,667	$ 0
Number of shares of common stock issued for shares of Company stock (in shares)										1
Number of shares of Company common stock held to receive stock (in shares)										10
Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend from related party							$ 2,500,000	$ 500,000
Subsequent Event [Member] | Castor [Member] | Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend from related party					$ 847,222
Subsequent Event [Member] | Robin [Member]
Subsequent Events [Abstract]
Number of shares of common stock issued for shares of Company stock (in shares)			1
Number of shares of Company common stock held to receive stock (in shares)			8
Subsequent Event [Member] | Related Party [Member] | Castor [Member]
Subsequent Events [Abstract]
Interest received on loan to related party			$ 441,811	$ 525,457		$ 572,322
Payment received on loan to related party	$ 34,000,000	$ 13,500,000	$ 2,500,000
Subsequent Event [Member] | Related Party [Member] | Castor [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Payment of Dividend on Series A Preferred Shares					$ 350,000